Debt (Interest Rate Swaps Narrative) (Details)	12 Months Ended
Jul. 31, 2015 USD ($)
Secured Credit Facility And Collateralized Note Payables [Member]
Debt Instrument [Line Items]
Interest rate derivative inception date	May 2012
Derivative, Description of Hedged Item	forecasted interest payments on Ferrellgas, L.P.’s secured credit facility and collateralized note payable
Fixed Rate Six Point Five Zero Due Two Thousand Twenty One [Member]
Debt Instrument [Line Items]
Derivative, Description of Hedged Item	$500.0 million 6.5% fixed rate senior notes due 2021
Derivative, Notional Amount	$ 140,000,000.0
Derivative, Fixed Interest Rate	6.50%
Interest rate plus one-month LIBOR	4.715%
Derivative, Inception Date	May 07, 2012
Fixed Rate Nine Point One Two Five Percentage Due Two Thousand Seventeen [Member]
Debt Instrument [Line Items]
Derivative, Description of Hedged Item	$300.0 million 9.125% fixed rate senior notes due 2017
Derivative, Notional Amount	$ 140,000,000.0
Derivative, Fixed Interest Rate	9.125%
Interest rate plus one-month LIBOR	7.96%
Derivative, Cost of Hedge	$ 200,000
Derivative, Inception Date	May 07, 2012
One Month Eurodollar Rate [Member] | Fixed Rate Six Point Five Zero Due Two Thousand Twenty One [Member]
Debt Instrument [Line Items]
Derivative, Variable Interest Rate	one-month LIBOR
One Month Eurodollar Rate [Member] | Fixed Rate Nine Point One Two Five Percentage Due Two Thousand Seventeen [Member]
Debt Instrument [Line Items]
Derivative, Variable Interest Rate	one-month LIBOR
Interest Rate Cash Flow Hedge Leg1 [Member] | Secured Credit Facility And Collateralized Note Payables [Member]
Debt Instrument [Line Items]
Derivative, Notional Amount	$ 175,000,000.0
Derivative, Fixed Interest Rate	1.95%
Interest rate derivative settlement start date	August 2015
Interest rate derivative settlement end date	July 2017
Interest Rate Cash Flow Hedge Leg1 [Member] | One Month Eurodollar Rate [Member] | Secured Credit Facility And Collateralized Note Payables [Member]
Debt Instrument [Line Items]
Derivative, Variable Interest Rate	one-month LIBOR
Interest Rate Cash Flow Hedge Leg2 [Member] | Secured Credit Facility And Collateralized Note Payables [Member]
Debt Instrument [Line Items]
Derivative, Notional Amount	$ 100,000,000.0
Derivative, Fixed Interest Rate	1.95%
Interest rate derivative settlement start date	August 2017
Interest rate derivative settlement end date	July 2018
Interest Rate Cash Flow Hedge Leg2 [Member] | One Month Eurodollar Rate [Member] | Secured Credit Facility And Collateralized Note Payables [Member]
Debt Instrument [Line Items]
Derivative, Variable Interest Rate	one-month LIBOR